Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [line items]
Cash at bank and in hand	£ 401	£ 533
Short-term bank deposits	36	35
Total	£ 437	£ 568